Investment in marketable securities	12 Months Ended
Jun. 30, 2023
Investments, Debt and Equity Securities [Abstract]
Investment in marketable securities

3. Investment in marketable securities

As of June 30, 2023 and 2022, the Company held some equity securities which are publicly traded on registered Stock Exchanges. The equity securities being held as of June 30, 2023 and 2022 were valued at $494,275 and $1,023,763 respectively. The following tables classify the Company’s assets measured at fair value on a recurring basis into the fair value hierarchy:

as at June 30, 2023:

Description	Level 1	Level 2	Level 3	Total
Equity securities	$494,275	$-	$-	$494,275
Total	$494,275	$-	$-	$494,275

as at June 30, 2022:

Description	Level 1	Level 2	Level 3	Total
Equity securities	$1,023,763	$-	$-	$1,023,763
Total	$1,023,763	$-	$-	$1,023,763